Annual Operating Expenses {- Growth & Income Portfolio} - 02.28 VIP Growth & Income Portfolio Initial/Service/Service Class 2 PRO-08 - Growth & Income Portfolio	Apr. 30, 2021
VIP Growth & Income Portfolio-Initial VIP
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.54%
VIP Growth & Income Portfolio-Service VIP
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.11%
Total annual operating expenses	0.64%
VIP Growth & Income Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.11%
Total annual operating expenses	0.79%